LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Provisions for Unearned Premiums - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions for unearned premiums
Gross provision at 1 January	£ 342	£ 358
Change in provision for unearned premiums charged to income statement	(9)	(16)
Gross provision at 31 December	333	342
Reinsurers’ share	(14)	(13)
Net provision at 31 December	319	329
Increase [Member]
Provisions for unearned premiums
Change in the year	663	681
Release [Member]
Provisions for unearned premiums
Change in the year	£ (672)	£ (697)